As filed with the Securities and Exchange Commission on May 5, 2015

1933 Act Registration No. 33-3677

1940 Act Registration No. 811-4603

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53	☒
(Check appropriate box or boxes)

THRIVENT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)

(612) 844-4198

(Registrant’s Telephone Number, including Area Code)

MICHAEL W. KREMENAK

SECRETARY AND CHIEF LEGAL OFFICER

THRIVENT SERIES FUND, INC.

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Index Insert

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 5th day of May, 2015.

THRIVENT SERIES FUND, INC.

/s/ Michael W. Kremenak
Michael W. Kremenak, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 5th day of May, 2015:

Signature	Title

President (Principal Executive Officer)
David S. Royal

Treasurer (Principal Financial and Accounting Officer)
Gerard V. Vaillancourt

*	Director
Janice B. Case

*	Director
Richard L. Gady

*	Director
Richard A. Hauser

*	Director
Marc S. Joseph

*	Director
Paul R. Laubscher

*	Director
James A. Nussle

*	Director
Douglas D. Sims

*	Director
Constance L. Souders

*	Director
Russell W. Swansen

*	Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of Thrivent Series Fund, Inc. pursuant to the powers of attorney duly executed by such persons.

Dated: May 5, 2015	/s/ Michael W. Kremenak
Michael W. Kremenak
Attorney-in-Fact